GOODWILL AND INTANGIBLE ASSETS (Details - Patents) - DPTI Patents [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Patents	$ 904,269	$ 904,269
Less: accumulated amortization	(765,419)	(752,662)
Patents, net	$ 138,850	$ 151,607